Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 19,139,503		$ 20,446,205	$ 20,111,121
Additions	5,451,431		3,228,471	4,918,482
Disposals	(22,740)		(27,612)	(48,681)
Reclassifications	0		0	1,012
Depreciation expenses	(4,552,892)		(4,498,306)	(4,523,081)
Impairment losses	(18,618)	$ (568)	(9,236)	(12,721)
Exchange adjustments	76		(19)	73
Ending Balance	19,996,760	$ 609,843	19,139,503	20,446,205
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	454,738		452,738	452,738
Additions	0		0	0
Disposals	0		0	0
Reclassifications	0		2,000	0
Depreciation expenses	0		0	0
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	454,738		454,738	452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,299,221		5,385,508	4,343,556
Additions	5,619		1,303	3,780
Disposals	0		0	0
Reclassifications	1,241,424		469,597	1,503,432
Depreciation expenses	(605,548)		(557,187)	(465,260)
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	5,940,716		5,299,221	5,385,508
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,481,773		12,758,368	13,282,185
Additions	8,260		5,579	6,748
Disposals	(495)		(16,574)	(46,084)
Reclassifications	3,016,325		1,787,140	2,603,381
Depreciation expenses	(3,050,253)		(3,043,504)	(3,075,191)
Impairment losses	(18,618)		(9,236)	(12,721)
Exchange adjustments	24		0	50
Ending Balance	11,437,016		11,481,773	12,758,368
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	736,813		796,697	837,990
Additions	665		291	636
Disposals	(21,744)		(11,038)	(2,597)
Reclassifications	859,198		586,090	685,481
Depreciation expenses	(642,589)		(635,227)	(724,813)
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	932,343		736,813	796,697
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	514,273		548,694	511,723
Additions	0		1,376	0
Disposals	(501)		0	0
Reclassifications	220,864		226,610	294,765
Depreciation expenses	(254,502)		(262,388)	(257,817)
Impairment losses	0		0	0
Exchange adjustments	52		(19)	23
Ending Balance	480,186		514,273	548,694
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	652,685		504,200	682,929
Additions	5,436,887		3,219,922	4,907,318
Disposals	0		0	0
Reclassifications	(5,337,811)		(3,071,437)	(5,086,047)
Depreciation expenses	0		0	0
Impairment losses	0		0	0
Exchange adjustments	0		0	0
Ending Balance	751,761		652,685	504,200
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	84,341,575		81,866,361	78,108,945
Ending Balance	88,146,592		84,341,575	81,866,361
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	454,738		452,738	452,738
Ending Balance	454,738		454,738	452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	13,850,418		13,379,852	11,877,419
Ending Balance	15,075,654		13,850,418	13,379,852
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	60,650,428		59,197,255	57,176,339
Ending Balance	62,448,765		60,650,428	59,197,255
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,959,251		5,716,357	5,574,316
Ending Balance	6,488,339		5,959,251	5,716,357
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,774,055		2,615,959	2,345,204
Ending Balance	2,927,335		2,774,055	2,615,959
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	652,685		504,200	682,929
Ending Balance	751,761		652,685	504,200
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(65,202,072)		(61,420,156)	(57,997,824)
Ending Balance	(68,149,832)		(65,202,072)	(61,420,156)
Accumulated depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	0		0	0
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(8,551,197)		(7,994,344)	(7,533,863)
Ending Balance	(9,134,938)		(8,551,197)	(7,994,344)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(49,168,655)		(46,438,887)	(43,894,154)
Ending Balance	(51,011,749)		(49,168,655)	(46,438,887)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(5,222,438)		(4,919,660)	(4,736,326)
Ending Balance	(5,555,996)		(5,222,438)	(4,919,660)
Accumulated depreciation and impairment [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,259,782)		(2,067,265)	(1,833,481)
Ending Balance	(2,447,149)		(2,259,782)	(2,067,265)
Accumulated depreciation and impairment [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	$ 0		$ 0	$ 0